Property and Equipment - Summary of Changes in the Value of Property and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 16,696
Ending balance	15,762	$ 16,696
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	21,040	16,742
Additions	1,362	9,257
Disposals	(99)	(4,723)
Foreign exchange	1,189	(236)
Ending balance	23,492	21,040
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(4,344)	(6,350)
Depreciation	2,916	2,791
Disposals	99	4,694
Foreign exchange	569	(103)
Ending balance	(7,730)	(4,344)
Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	16,696
Ending balance	15,762	16,696
Computer Hardware | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	229	288
Additions	12	56
Disposals	0	(111)
Foreign exchange	40	(4)
Ending balance	281	229
Computer Hardware | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(146)	(157)
Depreciation	66	101
Disposals	0	110
Foreign exchange	11	(2)
Ending balance	(223)	(146)
Computer Hardware | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	83
Ending balance	58	83
Furniture and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	21	53
Additions	22	0
Disposals	0	(31)
Foreign exchange	2	(1)
Ending balance	45	21
Furniture and Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(6)	(33)
Depreciation	8	4
Disposals	0	31
Foreign exchange	0	0
Ending balance	(14)	(6)
Furniture and Equipment | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	15
Ending balance	31	15
Computer Software | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0	50
Additions	0	0
Disposals	0	(49)
Foreign exchange	0	(1)
Ending balance	0	0
Computer Software | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(0)	(50)
Depreciation	0	0
Disposals	0	49
Foreign exchange	0	(1)
Ending balance	(0)	(0)
Computer Software | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0
Ending balance	0	0
Building | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	15,144	9,085
Additions	210	7,826
Disposals	0	(1,634)
Foreign exchange	820	(133)
Ending balance	16,174	15,144
Building | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,831)	(1,752)
Depreciation	1,922	1,723
Disposals	0	1,606
Foreign exchange	158	(38)
Ending balance	(3,911)	(1,831)
Building | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	13,313
Ending balance	12,263	13,313
Automobile | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	165	167
Additions	207	1
Disposals	(99)	0
Foreign exchange	18	(3)
Ending balance	291	165
Automobile | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(112)	(57)
Depreciation	67	56
Disposals	99	0
Foreign exchange	7	(1)
Ending balance	(87)	(112)
Automobile | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	53
Ending balance	204	53
Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	307	626
Additions	20	27
Disposals	0	(344)
Foreign exchange	9	(2)
Ending balance	336	307
Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(102)	(388)
Depreciation	65	58
Disposals	0	344
Foreign exchange	3	0
Ending balance	(170)	(102)
Leasehold Improvements | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	205
Ending balance	166	205
Lab Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	5,143	6,473
Additions	812	1,316
Disposals	0	(2,554)
Foreign exchange	300	(92)
Ending balance	6,255	5,143
Lab Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(2,147)	(3,913)
Depreciation	788	849
Disposals	0	2,554
Foreign exchange	390	(61)
Ending balance	(3,325)	(2,147)
Lab Equipment | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,996
Ending balance	2,930	2,996
WIP - Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	31	0
Additions	79	31
Disposals	0	0
Foreign exchange	0	0
Ending balance	110	31
WIP - Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(0)	(0)
Depreciation	0	0
Disposals	0	0
Foreign exchange	0	0
Ending balance	(0)	(0)
WIP - Leasehold Improvements | Net Book Value
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	31
Ending balance	$ 110	$ 31